DISPOSAL OF SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Yunnan Haoxin
Disclosure of subsidiaries [line items]
Percentage of equity interests transferred	100.00%	100.00%	100.00%